FIRST AMERICAN FUNDS, INC.

Government Obligations Fund

Retail Prime Obligations Fund

Retail Tax Free Obligations Fund

Treasury Obligations Fund

U.S. Treasury Money Market Fund

(collectively, the “First American Money Market Funds”)

Prospectus Supplement dated September 8, 2021

This information supplements the First American Money Market Funds Class A Shares Prospectus dated October 30, 2020. Please retain this supplement for future reference.

The following paragraph is added on page 1 directly under “Funds Summaries—Government Obligations Fund” in the Prospectus for Government Obligations Fund:

At a meeting held on August 26, 2021, the Board of Directors of First American Funds, Inc. (“FAF”) approved the proposed reorganization of Government Select Series, a series of PFM Funds, into Government Obligations Fund, a series of FAF (the “Reorganization”), in connection with U.S. Bancorp Asset Management, Inc.’s anticipated acquisition of PFM Asset Management, LLC (the “Acquisition”), which is expected to close in December 2021. The Reorganization is contingent on its approval by shareholders of Government Select Series and the closing of the Acquisition.

FAF-MM-Pro-2

FIRST AMERICAN FUNDS, INC.

Government Obligations Fund

Treasury Obligations Fund

U.S. Treasury Money Market Fund

(collectively, the “First American Money Market Funds”)

Prospectus Supplement dated September 8, 2021

This information supplements the First American Money Market Funds Class D Shares Prospectus dated October 30, 2020. Please retain this supplement for future reference.

The following paragraph is added on page 1 directly under “Funds Summaries—Government Obligations Fund” in the Prospectus for Government Obligations Fund:

At a meeting held on August 26, 2021, the Board of Directors of First American Funds, Inc. (“FAF”) approved the proposed reorganization of Government Select Series, a series of PFM Funds, into Government Obligations Fund, a series of FAF (the “Reorganization”), in connection with U.S. Bancorp Asset Management, Inc.’s anticipated acquisition of PFM Asset Management, LLC (the “Acquisition”), which is expected to close in December 2021. The Reorganization is contingent on its approval by shareholders of Government Select Series and the closing of the Acquisition.

FAF-MM-Pro-2

FIRST AMERICAN FUNDS, INC.

Government Obligations Fund

Treasury Obligations Fund

(collectively, the “First American Money Market Funds”)

Prospectus Supplement dated September 8, 2021

This information supplements the First American Money Market Funds Class P Shares Prospectus dated October 30, 2020. Please retain this supplement for future reference.

The following paragraph is added on page 1 directly under “Funds Summaries—Government Obligations Fund” in the Prospectus for Government Obligations Fund:

At a meeting held on August 26, 2021, the Board of Directors of First American Funds, Inc. (“FAF”) approved the proposed reorganization of Government Select Series, a series of PFM Funds, into Government Obligations Fund, a series of FAF (the “Reorganization”), in connection with U.S. Bancorp Asset Management, Inc.’s anticipated acquisition of PFM Asset Management, LLC (the “Acquisition”), which is expected to close in December 2021. The Reorganization is contingent on its approval by shareholders of Government Select Series and the closing of the Acquisition.

FAF-MM-Pro-2

FIRST AMERICAN FUNDS, INC.

Government Obligations Fund

Institutional Prime Obligations Fund

Retail Prime Obligations Fund

Retail Tax Free Obligations Fund

Treasury Obligations Fund

U.S. Treasury Money Market Fund

(collectively, the “First American Money Market Funds”)

Prospectus Supplement dated September 8, 2021

This information supplements the First American Money Market Funds Class T Shares Prospectus dated October 30, 2020. Please retain this supplement for future reference.

The following paragraph is added on page 1 directly under “Funds Summaries—Government Obligations Fund” in the Prospectus for Government Obligations Fund:

At a meeting held on August 26, 2021, the Board of Directors of First American Funds, Inc. (“FAF”) approved the proposed reorganization of Government Select Series, a series of PFM Funds, into Government Obligations Fund, a series of FAF (the “Reorganization”), in connection with U.S. Bancorp Asset Management, Inc.’s anticipated acquisition of PFM Asset Management, LLC (the “Acquisition”), which is expected to close in December 2021. The Reorganization is contingent on its approval by shareholders of Government Select Series and the closing of the Acquisition.

FAF-MM-Pro-2

FIRST AMERICAN FUNDS, INC.

Government Obligations Fund

Prospectus Supplement dated September 8, 2021

This information supplements the First American Money Market Funds Class U Shares Prospectus dated October 30, 2020. Please retain this supplement for future reference.

The following paragraph is added on page 1 directly under “Funds Summaries—Government Obligations Fund” in the Prospectus for Government Obligations Fund:

At a meeting held on August 26, 2021, the Board of Directors of First American Funds, Inc. (“FAF”) approved the proposed reorganization of Government Select Series, a series of PFM Funds, into Government Obligations Fund, a series of FAF (the “Reorganization”), in connection with U.S. Bancorp Asset Management, Inc.’s anticipated acquisition of PFM Asset Management, LLC (the “Acquisition”), which is expected to close in December 2021. The Reorganization is contingent on its approval by shareholders of Government Select Series and the closing of the Acquisition.

FAF-MM-Pro-2

FIRST AMERICAN FUNDS, INC.

Government Obligations Fund

Institutional Prime Obligations Fund

Retail Prime Obligations Fund

Retail Tax Free Obligations Fund

Treasury Obligations Fund

U.S. Treasury Money Market Fund

(collectively, the “First American Money Market Funds”)

Prospectus Supplement dated September 8, 2021

This information supplements the First American Money Market Funds Class V Shares Prospectus dated October 30, 2020. Please retain this supplement for future reference.

The following paragraph is added on page 1 directly under “Funds Summaries—Government Obligations Fund” in the Prospectus for Government Obligations Fund:

At a meeting held on August 26, 2021, the Board of Directors of First American Funds, Inc. (“FAF”) approved the proposed reorganization of Government Select Series, a series of PFM Funds, into Government Obligations Fund, a series of FAF (the “Reorganization”), in connection with U.S. Bancorp Asset Management, Inc.’s anticipated acquisition of PFM Asset Management, LLC (the “Acquisition”), which is expected to close in December 2021. The Reorganization is contingent on its approval by shareholders of Government Select Series and the closing of the Acquisition.

FAF-MM-Pro-2

FIRST AMERICAN FUNDS, INC.

Government Obligations Fund

Retail Prime Obligations Fund

Treasury Obligations Fund

(collectively, the “First American Money Market Funds”)

Prospectus Supplement dated September 8, 2021

This information supplements the First American Money Market Funds Class X Shares Prospectus dated October 30, 2020. Please retain this supplement for future reference.

The following paragraph is added on page 1 directly under “Funds Summaries—Government Obligations Fund” in the Prospectus for Government Obligations Fund:

At a meeting held on August 26, 2021, the Board of Directors of First American Funds, Inc. (“FAF”) approved the proposed reorganization of Government Select Series, a series of PFM Funds, into Government Obligations Fund, a series of FAF (the “Reorganization”), in connection with U.S. Bancorp Asset Management, Inc.’s anticipated acquisition of PFM Asset Management, LLC (the “Acquisition”), which is expected to close in December 2021. The Reorganization is contingent on its approval by shareholders of Government Select Series and the closing of the Acquisition.

FAF-MM-Pro-2

FIRST AMERICAN FUNDS, INC.

Government Obligations Fund

Institutional Prime Obligations Fund

Retail Prime Obligations Fund

Retail Tax Free Obligations Fund

Treasury Obligations Fund

U.S. Treasury Money Market Fund

(collectively, the “First American Money Market Funds”)

Prospectus Supplement dated September 8, 2021

This information supplements the First American Money Market Funds Class Y Shares Prospectus dated October 30, 2020. Please retain this supplement for future reference.

The following paragraph is added on page 1 directly under “Funds Summaries—Government Obligations Fund” in the Prospectus for Government Obligations Fund:

At a meeting held on August 26, 2021, the Board of Directors of First American Funds, Inc. (“FAF”) approved the proposed reorganization of Government Select Series, a series of PFM Funds, into Government Obligations Fund, a series of FAF (the “Reorganization”), in connection with U.S. Bancorp Asset Management, Inc.’s anticipated acquisition of PFM Asset Management, LLC (the “Acquisition”), which is expected to close in December 2021. The Reorganization is contingent on its approval by shareholders of Government Select Series and the closing of the Acquisition.

FAF-MM-Pro-2

FIRST AMERICAN FUNDS, INC.

Government Obligations Fund

Institutional Prime Obligations Fund

Retail Prime Obligations Fund

Retail Tax Free Obligations Fund

Treasury Obligations Fund

U.S. Treasury Money Market Fund

(collectively, the “First American Money Market Funds”)

Prospectus Supplement dated September 8, 2021

This information supplements the First American Money Market Funds Class Z Shares Prospectus dated October 30, 2020. Please retain this supplement for future reference.

The following paragraph is added on page 1 directly under “Funds Summaries—Government Obligations Fund” in the Prospectus for Government Obligations Fund:

At a meeting held on August 26, 2021, the Board of Directors of First American Funds, Inc. (“FAF”) approved the proposed reorganization of Government Select Series, a series of PFM Funds, into Government Obligations Fund, a series of FAF (the “Reorganization”), in connection with U.S. Bancorp Asset Management, Inc.’s anticipated acquisition of PFM Asset Management, LLC (the “Acquisition”), which is expected to close in December 2021. The Reorganization is contingent on its approval by shareholders of Government Select Series and the closing of the Acquisition.

FAF-MM-Pro-2